INVENTORY	12 Months Ended
Dec. 31, 2024
INVENTORY
INVENTORY

6. INVENTORY

	December 31, 2024	December 31, 2023
Process material stockpiles	$2,520	$4,050
Concentrate inventory	1,861	2,448
Materials and supplies	3,230	2,328
	$7,611	$8,826

The amount of inventory recognized as an expense for the year ended December 31, 2024 totalled $42,977 (2023 - $36,070). See Note 14 for further details. During the year ended December 31, 2024, the Company wrote down $156 of materials and supplies inventory due to obsolescence (2023 – $270).